Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2019
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Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)

21. Events Subsequent to the Original Issuance of the Consolidated Financial Statements (Unaudited)

On September 7, 2020 the Company entered into an agreement and plan of merger (as amended, modified, supplemented or waived, the “Merger Agreement”), with Conyers Park II Acquisition Corp., now known as Advantage Solutions Inc. (“Conyers Park”), CP II Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Conyers Park (“Merger Sub”), and Karman Topco L.P., a Delaware limited partnership (“Topco”).

In September 2020 and in connection with its entry into the Merger Agreement, Conyers Park entered into subscription agreements (collectively, the “Subscription Agreements”) pursuant to which certain investors, including the CP Sponsor and participating equityholders of Topco (the “Advantage Sponsors”), agreed to purchase Common Stock at a purchase price of $10.00 per share (the “PIPE Investment”).

On October 27, 2020, Conyers Park held a special meeting of stockholders (the “Special Meeting”), at which the Conyers Park stockholders considered and adopted, among other matters, a proposal to approve the business combination, including (a) adopting the Merger Agreement and (b) approving the other transactions contemplated by the Merger Agreement and related agreements. Pursuant to the terms of the Merger Agreement, following the Special Meeting, on October 28, 2020 (the “Closing Date”), Merger Sub was merged with and into the Company with the Company being the surviving company in the merger (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). On the Closing Date, the PIPE Investment was consummated, and 85,540,000 shares of Common Stock were sold for aggregate gross proceeds of $855.4 million. Of the 85,540,000, the CP Sponsor and the Advantage Sponsors acquired 35,540,000 shares of Common Stock, and other purchasers acquired 50,000,000 shares of Common Stock.

Holders of 32,114,818 shares of Conyers Park’s Class A common stock (“Common Stock”) sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Conyers Park’s initial public offering, calculated as of two business days prior to the consummation of the business combination, $10.06 per share, or $323.1 million in the aggregate (collectively, the “Redemptions”).

As a result of the Merger, among other things, pursuant to the Merger Agreement, Conyers Park issued to Topco, as sole stockholder of Advantage prior to the Merger, an aggregate consideration equal to (a) 203,750,000 shares of Common Stock, and (b) 5,000,000 shares of Common Stock that will remain subject to forfeiture unless and until vesting upon the achievement of a market performance condition.

After giving effect to the Transactions, the Redemptions, and the consummation of the PIPE Investment, there were currently 313,425,182 shares of Common Stock issued and outstanding as of the Closing Date. The Common Stock and outstanding warrants of Conyers Park (renamed “Advantage Solutions Inc.”) commenced trading on the Nasdaq Stock Market under the symbols “ADV” and “ADVWW”, respectively, on October 29, 2020.

As noted above, an aggregate of $323.1 million was paid from the Conyers Park’s trust account to holders in connection with the Redemption, and the remaining balance immediately prior to the closing of the Transactions of approximately $131.2 million remained in the trust account. The remaining amount in the trust account, combined with funds the New Senior Secured Credit Facilities, was used to fund the Transactions, including the entry into.

In connection with the Merger, the Company repaid and terminated the Credit Facilities, at a total cost of $86.0 million. This amount was repaid by the Company in a combination of (i) cash on hand, (ii) proceeds from the PIPE Investment, (iii) the entry by Advantage Sales & Marketing, Inc. (“ASM”), a wholly owned subsidiary of the Company, into (a) the New Revolving Credit Facility, which permits borrowing in an aggregate principal amount of up to $400.0 million, subject to borrowing base capacity, of which $100.0 million of principal amount was borrowed as of October 28, 2020, and (b) the New Credit Facility in an aggregate principal amount of $1.325 billion, and (iv) the issuance by FinCo of $775.0 million aggregate principal amount of Senior Secured Notes.

The Merger will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Conyers Park will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the current stockholder of the Company, Topco, having a relative majority of the voting power of the combined entity, the operations of the Company prior to the Merger comprising the only ongoing operations of the combined entity, and senior management of the Company comprising the senior management of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the financial statements of the Company with the acquisition being treated as the equivalent of the Company issuing stock for the net assets of Conyers Park, accompanied by a recapitalization. The net assets of Conyers Park will be stated at historical cost, with no goodwill or other intangible assets recorded.

Advantage Solutions Inc. is now referred to as ASI Intermediate Corp.

In connection with the reissuance of the consolidated financial statements, the Company has evaluated subsequent events through December 4, 2020, the date the financial statements were available to be reissued.